GOODWILL	12 Months Ended
Dec. 31, 2012
GOODWILL
Goodwill

9.  GOODWILL

The changes in the carrying amount of goodwill for the years ended December 31, 2011 and 2012 were as follows:

	2011	2012
	RMB	RMB

Balance at beginning of year	758,231,441	798,601,767
Acquisition (Disposal) of others	40,370,326	23,983,574
Balance at end of period	798,601,767	822,585,341

In 2011, the Company invested in a flight information service company. In 2012, the Company invested in a high-end travel agency and a railway ticket agency. The excess of the total cost of acquisition, fair value of the non controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over the fair value of the identifiable net assets of the acquiree is recorded as goodwill.

Goodwill arose from the business combination completed in the years ended December 31, 2012 has been allocated to the single reporting unit of the Group. Goodwill represents the synergy effects of the business combination.

The Company performed goodwill impairment tests to determine if goodwill impairment is indicated in year 2011 and 2012, and the results of these tests indicated that the Company’s goodwill was not impaired.